Pension and other postretirement benefits - Change in Plan Assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 276,741	$ 280,862
Fair value of assets at end of year		276,741	$ 280,862
Defined Benefit Pension Plans [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	276,741	280,862	305,520
Actual return on plan assets		23,932	(11,321)
Employer contributions	437	1,775	5,910
Medicare Part D subsidy received		0	0
Benefits paid		(29,828)	(19,247)
Fair value of assets at end of year		276,741	280,862
Other Postretirement Benefit Plans [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 0	0	0
Actual return on plan assets		0	0
Employer contributions		7,211	5,878
Medicare Part D subsidy received		38	0
Benefits paid		(7,249)	(5,878)
Fair value of assets at end of year		$ 0	$ 0